Lease Commitments	12 Months Ended
Dec. 31, 2013
Lease Commitments [Abstract]
Lease Commitments

NOTE 9 – Lease Commitments

The Trust leases office facilities in Saint Paul, Minnesota.  These leases include one-hundred-eighty-day cancellation clauses, contain various renewal options and exclude any contingent rental provisions.  Rental expense for these operating leases amounted to $62,603,  $62,056 and $61,823 for the years 2013, 2012 and 2011, respectively.